UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SIFE
Address: 100 North Wiget Lane
         Walnut Creek, CA 94598


13F File Number:  28-3808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cary D. McReynolds
Title:    General Counsel
Phone:    (925) 988-2408

Signature, Place, and Date of Signing:

     /s/  Cary D. McReynolds       Walnut Creek, CA            08/09/01
     -----------------------       ----------------            --------
            (Signature)             (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          ----------
Form 13F Information Table Entry Total:           57
                                          ----------
Form 13F Information Table Value Total:    $ 740,679
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE.


                                                          FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                           VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER    ---------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
------------------------------ ---------------- --------- --------   ---------  ---  ----  -------  --------  -------  ------  ----
A.G EDWARDS                    COM              281760108    11700  260000.00   SH         SOLE              260000.00
AFFILIATED MANAGERS            COM              008252108     3690   60000.00   SH         SOLE               60000.00
AIG INTERNATIONAL              COM              026874107    12751  150000.00   SH         SOLE              150000.00
ALLIANCE CAPITAL               COM              01855A101    10209  192400.00   SH         SOLE              192400.00
AMERICAN EXPRESS               COM              025816109     5820  150000.00   SH         SOLE              150000.00
AMSOUTH BANCORP                COM              032165102     8338  450950.00   SH         SOLE              450950.00
BANK OF NEW YORK               COM              064057102    21475  447400.00   SH         SOLE              447400.00
BB&T CORP.                     COM              054937107    14684  400096.00   SH         SOLE              400096.00
BEAR STEARNS                   COM              073902108     5018   85100.00   SH         SOLE               85100.00
CHARTER ONE FINL               COM              160903100    25660  804373.50   SH         SOLE              804373.50
CITIGROUP                      COM              172967101    29062  549998.40   SH         SOLE              549998.40
CITY NATL CORP                 COM              178566105    15944  360000.00   SH         SOLE              360000.00
COMERICA INC COM               COM              200340107    33523  581990.00   SH         SOLE              581990.00
COMMUNITY FIRST                COM              203902101     7775  338024.00   SH         SOLE              338024.00
COMPASS BANC                   COM              20449H109    11989  452400.00   SH         SOLE              452400.00
CONSECO INC.                   COM              208464107     1092   80000.00   SH         SOLE               80000.00
CULLEN/FROST                   COM              229899109    12975  383300.00   SH         SOLE              383300.00
FANNIE MAE                     COM              313586109    25509  300000.00   SH         SOLE              300000.00
FIFTH THIRD                    COM              316773100    14907  248250.00   SH         SOLE              248250.00
FIRST TENN NATL                COM              337162101    20826  600000.00   SH         SOLE              600000.00
FLEETBOSTON FINL               COM              339030108    45060 1142200.00   SH         SOLE             1142200.00
FREDDIE MAC                    COM              313400301     9071  133300.00   SH         SOLE              133300.00
INDEPENDENT BANK               COM              453836108    10462  530000.00   SH         SOLE              530000.00
INGERSOLL-RAND                 COM              456866102     2060   50000.00   SH         SOLE               50000.00
J.P. MORGAN CHASE & CO.        COM              46625h100    31220  700000.00   SH         SOLE              700000.00
LEGG MASON                     COM              524901105     3284   66000.00   SH         SOLE               66000.00
LEHMAN BROTHERS                COM              524908100    10107  130000.00   SH         SOLE              130000.00
M&T BANK CORP                  COM              55261F104    29520  391000.00   SH         SOLE              391000.00
MBNA INC.                      COM              55262L100     3217   97500.00   SH         SOLE               97500.00
MELLON FINANCIAL               COM              58551A108    32200  700000.00   SH         SOLE              700000.00
MERCANTILE BANKSHARES COM      COM              587405101     1956   50000.00   SH         SOLE               50000.00
MERRILL LYNCH                  COM              590188108     5427   91600.00   SH         SOLE               91600.00
METLIFE                        COM              59156R108      620   20000.00   SH         SOLE               20000.00
MORGAN STANLEY                 COM              617446448     2659   41400.00   SH         SOLE               41400.00
NATIONAL CITY                  COM              635405103     7695  250000.00   SH         SOLE              250000.00
NATL COMM FIN'L                COM              635449101     1218   50000.00   SH         SOLE               50000.00
NORTH FORK BANC                COM              659424105    24156  779232.00   SH         SOLE              779232.00
NORTHERN TRUST                 COM              665859104     8550  136800.00   SH         SOLE              136800.00
PACIFIC CENTURY                COM              694058108      995   38600.00   SH         SOLE               38600.00
PNC FINANCIAL GRP              COM              693475105    25000  380000.00   SH         SOLE              380000.00
REGIONS FINL CORP              COM              758940100     2240   70000.00   SH         SOLE               70000.00
SCHWAB, CHARLES                COM              808513105     5355  340000.00   SH         SOLE              340000.00
SOUTHTRUST CORP.               COM              844730101     3380  130000.00   SH         SOLE              130000.00
SOUTHWEST BANK OF TEXAS        COM              84476R109     1510   50000.00   SH         SOLE               50000.00
SOVEREIGN BANC                 COM              845905108     6500  500000.00   SH         SOLE              500000.00
STATE ST. CORP                 COM              857477103    12016  242800.00   SH         SOLE              242800.00
STERLING BANCSHS               COM              858907108     1918  100000.00   SH         SOLE              100000.00
SUMMIT BANCSHRS                COM              866011109     5458  290000.00   SH         SOLE              290000.00
SUNTRUST BANKS                 COM              867914103    26605  410700.00   SH         SOLE              410700.00
TCF FINANCIAL                  COM              872275102     8391  181200.00   SH         SOLE              181200.00
UMPQUA HOLDINGS CORP           COM              904214103      384   30000.00   SH         SOLE               30000.00
US BANCORP                     COM              902973304    31906 1400000.00   SH         SOLE             1400000.00
WACHOVIA CORP                  COM              929771103    21345  300000.00   SH         SOLE              300000.00
WASHINGTON MUT.                COM              939322103    13142  350000.00   SH         SOLE              350000.00
WELLS FARGO & CO               COM              949746101    31572  680000.00   SH         SOLE              680000.00
WESTAMERICA                    COM              957090103    11775  300000.00   SH         SOLE              300000.00
ZIONS BANCORP                  COM              989701107     9753  165300.00   SH         SOLE              165300.00
                                                Total      740,679
